Commitments	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments

8. Commitments

Operating Leases Agreements

The Group leases office space, warehouse, service center and warehouses under non-cancellable operating lease agreements that expire at various dates through January 2026. During the nine months ended September 30, 2015 and 2016, the Group incurred rental expenses amounting to RMB22,960 and RMB50,170, respectively.
As of September 30, 2016, minimum lease payments under all non-cancellable leases were as follows:

As of September 30, 2016
RMB
October to December, 2016	19,292
2017	67,409
2018	53,192
2019	48,868
2020	48,182
2021 and after	106,414
Total lease commitment	343,357

Credit facilities

As of September 30, 2016, the Group had one-year credit facilities for an aggregate amount of RMB330,000 from three Chinese commercial banks. As of September 30, 2016, the Group has utilized credit of RMB 40,518 as guarantee for the issuance of notes payable and RMB16,800 for the issuance of letters of guarantee to the Group’s suppliers. The Group had RMB272,682 available under these credit facilities as of September 30, 2016.